T. ROWE PRICE California Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
CALIFORNIA 95.7%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,000 3,001
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,103
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,051
Bay Area Toll Auth., Series A, VRDN, 2.80%, 4/1/55  5,250 5,250
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 4,500 3,253
California, GO, 4.25%, 9/1/52  3,510 3,560
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,308
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,253
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,497
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,850 4,188
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 5,851
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,754
California Community Housing Agency, 5.00%, 8/1/49 (3) 2,000 1,810
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  265 269
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (4) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,167
California EFA, Series A, 5.00%, 12/1/34  1,000 1,049
California EFA, Series A, 5.00%, 12/1/44  3,500 3,544
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,339
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,364
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,660
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 417
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 510
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 554
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 551
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 821
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,509

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 3,027
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 584
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 917
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,285
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  5,000 5,663
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,276
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 721
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,326
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,424
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,419
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,790
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,062
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,098
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,822
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (4) 1,020 1,088
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,507
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,430 1,407
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,762 2,746
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  2,317 2,240
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,551
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  1,175 1,144
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41 (Prerefunded 12/6/23) (4) 2,840 2,840
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 100% of MUNIPSA + 0.35%, 3.65%,
8/1/47 (Tender 8/1/24)  1,975 1,960
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,337
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,935
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,634
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 301
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,831

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (3) 1,920 1,905
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 503
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,431
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 596
California Municipal Fin. Auth., Caritas Project, Series A, 5.25%,
8/15/53  1,665 1,747
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  135 125
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 267
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 362
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 268
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,067
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,277
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,106
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (3) 1,515 1,402
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (3) 2,075 1,806
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,355
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,037
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,624
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (2) 1,750 1,571
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 389
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 334
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 415 394
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (3) 900 854
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (3) 1,000 890

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (3) 1,650 1,429
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(5) 2,845 2,632
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (5) 3,000 2,635
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (5) 1,500 1,532
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 5,500 5,550
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 2,830 2,849
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,700 1,598
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,875 3,429
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 719
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 772
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,137
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,347
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,118
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,047
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,132
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,051
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 554
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 407
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 379
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.70%, 7/1/41 (Tender 4/1/24) (5) 2,800 2,800
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 1,007
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,108
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 872

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,150
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,195
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,003
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24) (4) 560 563
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,055
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,667
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,542
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,037
California PFA, Enso Village Project, 5.00%, 11/15/46 (3) 500 438
California PFA, Enso Village Project, 5.00%, 11/15/51 (3) 1,000 857
California PFA, Enso Village Project, 5.00%, 11/15/56 (3) 1,000 838
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 512
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 511
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,019
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,511
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,953
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (5) 2,625 2,605
California Public Works Board, Series B, 4.00%, 5/1/37  425 442
California Public Works Board, Series B, 4.00%, 5/1/40  750 760
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,009
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (3)(4) 175 181
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (3) 2,000 1,913
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (3) 600 528
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (3) 1,135 958
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3) 2,000 2,045
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3) 1,850 1,853
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (3) 1,150 1,147
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (3) 690 654
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (3) 2,090 1,904
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,109
California Statewide CDA, 5.00%, 9/2/40  1,055 1,064

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, 5.375%, 9/2/52  2,000 1,997
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,506
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (3) 1,500 1,183
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,271
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,015
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 954
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26) (4) 2,500 2,622
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52 (1) 3,120 3,367
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57 (1) 1,000 1,086
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,867
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,476
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(4) 1,750 1,783
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 403
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 181
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,772
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,831
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,849
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 800
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 960
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,973
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,019
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,781
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,025
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (3) 375 377
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (3) 675 652
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (3) 4,135 3,704

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 500 506
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3) 7,750 7,821
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 763
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,830
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,932
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,015
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,011
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,755 1,740
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,008
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,012
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 998
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,054
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 970
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,268
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,012
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,707
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 137
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 164
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 110
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 137
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,395
California, Various Purpose, GO, 5.00%, 11/1/43 (Prerefunded
12/13/23) (4) 2,300 2,301
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,571
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37 (1) 1,700 1,872

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42 (1) 1,250 1,351
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (3) 2,470 1,762
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (3) 2,995 2,171
CSCDA Community Improvement Auth., The Link Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (3) 3,535 2,430
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,586
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 946
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,840 1,601
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,833
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 181
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 258
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 164
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,605
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,110
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,615
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,295 1,322
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 536
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,335 2,370
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 364
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,448
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,006
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,049
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,506
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (7) 555 571
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (7) 1,000 1,113
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,190
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,523

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,680
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,397
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (5) 1,300 1,358
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,675
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,511
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,771
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,423
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (5) 5,225 5,064
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (5) 500 528
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (5) 1,000 1,025
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (5) 1,200 1,223
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 969
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (5) 1,620 1,699
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (5) 2,500 2,393
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (5) 2,000 1,834
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (5) 1,000 1,056
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (5) 1,000 1,049
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (5) 1,500 1,410
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (5) 1,500 1,507
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,087
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-1, VRDN, 2.40%, 7/1/50  150 150
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,732
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,763
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,025
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 3.44%, 7/1/47 (Tender 5/21/24)  3,000 2,995
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,010
Newport Beach, Series A, 4.125%, 9/2/38  575 566
Newport Beach, Series A, 5.00%, 9/2/43  650 680
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (5) 1,170 1,174
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (5) 1,405 1,410
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (5) 2,000 2,027
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (5) 2,000 2,006
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,009

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,495
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (4) 1,250 1,294
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (4) 1,210 1,252
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 5,046
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28 (6)(8) 380 333
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (6)(8) 500 438
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 250 219
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (8) 3,870 3,335
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(5) 1,040 1,037
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(5) 575 571
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(5) 1,350 1,311
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,959
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 502
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43 (9) 1,340 1,366
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48 (9) 1,450 1,479
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53 (9) 1,000 1,020
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,044
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 884
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 528
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (8) 5,000 4,726
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,019
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (5) 4,075 4,091
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (5) 1,725 1,859
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (5) 1,625 1,760
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 1,821
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,716
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,450 5,388

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,884
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,803
Rocklin, Special Tax, 5.00%, 9/1/37  535 543
Rocklin, Special Tax, 5.00%, 9/1/38  975 988
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,018
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,433
Sacramento City Fin. Auth., 5.00%, 12/1/34 (2) 2,275 2,363
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,237
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,329
Sacramento County Airport, Series C, 5.00%, 7/1/36 (5) 4,000 4,192
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,304
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,814
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (3) 2,195 2,222
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,050
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 979
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,186
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,785
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,864
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (5) 2,540 2,387
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (5) 1,500 1,369
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (5) 1,215 1,291
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (5) 1,000 1,049
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (5) 1,000 1,042
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (5) 600 623
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (5) 3,350 3,464
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (5) 650 712
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,642
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 483

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 929
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 739
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,128
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 5,884
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,061
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,028
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 354
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 630
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (5) 2,710 2,823
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (5) 2,950 3,025
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52 (5) 1,000 1,031
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (5) 5,000 5,015
San Francisco City & County Int'l. Airport, Commissions, Series C,
5.75%, 5/1/48 (5) 4,500 5,001
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (5) 1,800 1,649
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (5) 500 509
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (5) 3,000 3,035
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,575
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,144
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,280
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,124
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,685
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (5) 795 795
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,236
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 877

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 926
San Mateo Foster City School Dist., Series B, GO, 4.00%, 8/1/48  4,000 4,038
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,447
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,253
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 956
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,740
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,771
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,709
Univ. of California Regents, Series AL-2, VRDN, 2.70%, 5/15/48  1,550 1,550
Univ. of California Regents, Series AL-4, VRDN, 2.40%, 5/15/48  3,500 3,500
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,475
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,108
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,931
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,433
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 878
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 588
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 523
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,046
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 635
Washington Township Health Care Dist., Series A, 5.00%, 7/1/42  325 324
Washington Township Health Care Dist., Series A, 5.00%, 7/1/43  275 272
Washington Township Health Care Dist., Series A, 5.75%, 7/1/48  1,000 1,058
Washington Township Health Care Dist., Series A, 5.75%, 7/1/53  1,000 1,048
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,749
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,785
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (8) 1,255 1,301
675,276
PUERTO RICO 3.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 4,115 2,140
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,590 1,599

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  54 52
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 257
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,240
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 270
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  576 514
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 297
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 372
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 942
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,393
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 1,986
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (11)(12) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (11)
(12) 25 6
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (11)
(12) 225 56
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (11)
(12) 65 16
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (11)
(12) 80 20
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (11)
(12) 305 76
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (11)
(12) 100 25
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (11)
(12) 125 31
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (11)
(12) 75 19
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (11)
(12) 65 16
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (11)
(12) 30 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (11)
(12) 80 20

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (11)
(12) 60 15
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (11)
(12) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (11)
(12) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (11)
(12) 25 6
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (11)
(12) 245 61
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (11)
(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (11)
(12) 25 6
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,290
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 452
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,218
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 2,938
23,385
Total Municipal Securities (Cost $713,635) 698,661
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,400 2,525
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,504) 2,525
Total Investments in Securities 99.4%
(Cost $717,139) $ 701,186
Other Assets Less Liabilities 0.6% 4,543
Net Assets 100.0% $ 705,729
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,233 and represents 6.8% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Corporation
(9) When-issued security
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Non-income producing
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE California Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F80-054Q3 11/23